Short-Term Bank Loans	6 Months Ended
Jun. 30, 2018
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS
23.	SHORT-TERM BANK LOANS

	As at June 30, 2018	As at December 31, 2017
Secured bank borrowings	1,586,918	1,606,930
Carrying amount repayable within 1 year	1,586,918	1,606,930

The borrowings are fixed-rate and denominated in RMB.

Bank loans	Amount USD	Period		Interest rate	Mortgage	Personal guarantee
#1	453,405	4/6/2017	4/5/2018*	6.09%	Land use right and buildings	Yan, Keyan/ Chen, Bizhen
#2	1,133,513	3/21/2018	3/21/2019	6.09%	Land use right and buildings	Yan, Keyan/ Chen, Bizhen
	1,586,918

As of June 30, 2018, Loan#1 is in default. The Company negotiated with the financial institution and extended the deadline to repay the loan. In September 2018, the loan was fully repaid.